Other Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Other Accrued Liabilities [Text Block]

OTHER ACCRUED LIABILITIES

Other accrued liabilities consist of the following:

	December 31,
	2015	2014
Retirement indemnities	1,600	1,407
Provision for warranty costs	576	712
Accruals for social expenses	973	493
Conditional government subsidies	357	296
Value added tax payable	169	178
Advances received from customers	771	6
Others	297	284
Total	4,742	3,377
Less non-current portion	(1,973)	(1,706)
Current portion	2,768	1,671

Conditional government subsidies are granted by French government to finance R&D project developments and are subject to reimbursement conditional to development milestones.

Changes in the provision for warranty costs are as follows:

	December 31,
	2015	2014
Beginning of year	712	705
Amount used during the year	(490)	(422)
New warranty expenses	354	429
End of year	576	712
Less current portion	(434)	(550)
Long term portion	141	162